Fair Valuation of Share Based Compensation (Tables)	6 Months Ended
Dec. 31, 2022
Employee Stock Option
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The weighted average fair value for share options that were outstanding (including issuances in the year) as at December 31, 2022 are as follows:

Risk free interest rate	2.55%
Expected term	1
Grant date fair value per share	$6.19
Share price	$1.68
Aggregate intrinsic value of shares vested and not yet exercised	$0

Loan Funded Share Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The weighted average fair value for share options that were outstanding (including issuances in the year) as at December 31, 2022 are as follows:

Risk free interest rate	1.56%
Expected term	0.5
Expected volatility	60%
Dividend yield	0.00
Grant value fair value per share	$1.19
Share price	$1.68
Aggregate intrinsic value of shares vested and not yet exercised	$2,956,798

Long Term Incentive Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The weighted average fair value for share options that were outstanding (including issuances in the year) as at December 31, 2022 are as follows:

Risk free interest rate	4.27%
Expected term	1.71
Grant date fair value per share	$5.01
Share price	$1.68
Aggregate intrinsic value of shares vested and not yet exercised	$0

Short Term Incentive Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The weighted average fair value for share options that were outstanding (including issuances in the year) as at December 31, 2022 are as follows:

Risk free interest rate	3.93%
Expected term	1
Grant date fair value per share	$1.68
Share price	$1.68
Aggregate intrinsic value of shares vested and not yet exercised	$0